Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 - SUBSEQUENT EVENTS:

a.	On January 1, 2025, the Company added 5,366,374 Ordinary Shares to the Ordinary Shares pool reserved for issuance under the Company’s 2021 Share Incentive Plan.

b.	During January 2025, the Company completed the Buyback process it initiated on December 27, 2024. Overall, the Company purchased 3,302,594 Ordinary Shares for a total consideration of $10 million.

c.	On February 11, 2025, the Company announced on an additional share repurchase program, at an aggregate amount of up to $15 million, to be executed in the open market within 30 days from the announcement date.